UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Prudential Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2017

Date of reporting period:	1/31/2017

Item 1. Schedule of Investments

Prudential Jennison Natural Resources Fund, Inc.

Schedule of Investments

as of January 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS
Aluminum — 0.7%
Constellium N.V. (Netherlands) (Class A Stock)*	1,777,009	$13,327,568
Norsk Hydro ASA (Norway)	58,457	333,458

		13,661,026

Coal & Consumable Fuels — 0.7%
CONSOL Energy, Inc.	857,165	14,520,375

Copper — 6.7%
Antofagasta PLC (Chile)	94,059	993,801
First Quantum Minerals Ltd. (Canada)	2,817,409	35,530,207
Freeport-McMoRan, Inc.*	796,162	13,256,097
Lundin Mining Corp. (Canada)*	6,953,203	42,534,099
Nevsun Resources Ltd. (Canada)	4,009,749	12,633,983
Southern Copper Corp. (Peru)(a)	794,174	30,464,515

		135,412,702

Diversified Chemicals — 1.7%
BASF SE (Germany)	6,216	600,057
Chemours Co. (The)	316,121	8,351,917
Dow Chemical Co. (The)	401,304	23,929,758
E.I. du Pont de Nemours & Co.	10,727	809,888

		33,691,620

Diversified Metals & Mining — 5.4%
BHP Billiton Ltd. (Australia), ADR(a)	526,013	21,719,077
Glencore PLC (Switzerland)*	8,793,669	36,420,742
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*(a)	1,113,500	3,397,191
Ivanhoe Mines Ltd. (Canada) (Class A Stock), 144A*(b)	2,082,400	6,353,220
Northern Dynasty Minerals Ltd. (Canada)*(a)	1,763,422	5,113,924
Rio Tinto PLC (United Kingdom), ADR(a)	799,419	35,805,977
Rio Tinto PLC (United Kingdom)	7,325	324,520

		109,134,651

Fertilizers & Agricultural Chemicals — 1.7%
FMC Corp.(a)	303,352	18,249,656
Monsanto Co.	8,208	889,009
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	825,214	15,348,980
Syngenta AG (Switzerland)	1,039	441,589

		34,929,234

Gold — 7.2%
Agnico Eagle Mines Ltd. (Canada)(a)	709,014	33,819,968
Alacer Gold Corp.*(a)	4,721,430	8,708,113
Algold Resources Ltd. (Canada), 144A*(b)	43,790	8,245
Axmin, Inc. (Canada)*	666,158	23,037
Barrick Gold Corp. (Canada)(a)	1,409,481	25,990,830
Eldorado Gold Corp. (Canada)*	3,573,458	12,632,397
Guyana Goldfields, Inc. (Canada)*	244,920	1,215,895
Guyana Goldfields, Inc. (Canada), 144A*(b)	2,654,213	13,176,727
Newmont Mining Corp.	25,225	915,163
Randgold Resources Ltd., ADR(a)	413,874	35,154,457
Tahoe Resources, Inc.	1,101,640	10,049,158
Tahoe Resources, Inc., 144A(b)	506,600	4,621,204

		146,315,194

Industrial Gases — 0.8%
Air Products & Chemicals, Inc.	123,023	17,193,694

Integrated Oil & Gas — 5.2%
Chevron Corp.	8,680	966,518
Occidental Petroleum Corp.	316,650	21,459,370
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	1,214,791	32,947,276
Suncor Energy, Inc. (Canada)	1,586,656	49,249,802

		104,622,966

Oil & Gas Drilling — 2.9%
Helmerich & Payne, Inc.	6,625	471,435
Independence Contract Drilling, Inc.*	1,722,043	10,917,753
Patterson-UTI Energy, Inc.	1,719,678	48,219,771

		59,608,959

Oil & Gas Equipment & Services — 16.6%
Baker Hughes, Inc.	321,794	20,298,766
Core Laboratories N.V.(a)	194,021	22,667,473
Dril-Quip, Inc.*(a)	317,787	19,766,351
Halliburton Co.	1,756,737	99,378,612
RPC, Inc.(a)	1,086,551	23,382,578
Schlumberger Ltd.	830,140	69,491,019
TechnipFMC PLC*	1,086,807	36,538,451
Tenaris SA (Luxembourg), ADR(a)	672,291	23,557,077
U.S. Silica Holdings, Inc.	358,690	21,212,927

		336,293,254

Oil & Gas Exploration & Production — 34.4%
Anadarko Petroleum Corp.	1,092,262	75,944,977
Cimarex Energy Co.	361,139	48,829,604
Concho Resources, Inc.*	526,989	73,483,346
Continental Resources, Inc.*(a)	496,488	24,109,457
Crew Energy, Inc. (Canada)*	1,389,375	6,182,118
Devon Energy Corp.	629,793	28,680,773
EOG Resources, Inc.	669,454	68,003,137
Hess Corp.	713,438	38,654,071
Kosmos Energy Ltd.*(a)	1,019,474	6,667,360
Laredo Petroleum, Inc.*	1,608,904	21,800,649
Lekoil Ltd. (Nigeria)*	4,166,462	1,484,466
Lekoil Ltd. (Nigeria), 144A*(b)	5,248,879	1,870,120
Lekoil Ltd. (Nigeria) Reg D*	14,524,211	5,174,823
Marathon Oil Corp.	1,201,400	20,123,450
MEG Energy Corp. (Canada)*(a)	550,015	2,857,331
MEG Energy Corp. (Canada), 144A*(b)	752,400	3,908,722
Newfield Exploration Co.*	704,732	28,245,659
Noble Energy, Inc.	1,770,307	70,387,406
Oil Search Ltd. (Australia)	2,011,985	10,507,705
PDC Energy, Inc.*	276,903	20,474,208
Pioneer Natural Resources Co.	237,293	42,767,317
Range Resources Corp.	725,589	23,465,548
Rice Energy, Inc.*	946,908	18,777,186
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	264,594	5,288,830
Seven Generations Energy Ltd. (Canada) (Class A Stock), 144A*(b)	662,575	13,243,862
Sintana Energy, Inc. (Canada)*	637,992	13,483
Sintana Energy, Inc. (Canada), Reg D*	1,304,999	27,579
WPX Energy, Inc.*	2,576,435	35,889,740

		696,862,927

Oil & Gas Refining & Marketing — 3.5%
Marathon Petroleum Corp.	627,304	30,141,957
Phillips 66	244,257	19,936,256
Tesoro Corp.	8,397	678,898

Valero Energy Corp.	297,627	19,571,952

		70,329,063

Oil & Gas Storage & Transportation — 2.6%
Cheniere Energy, Inc.*(a)	383,777	18,286,974
Kinder Morgan, Inc.	43,827	979,095
Plains GP Holdings LP (Class A Stock)	448,842	14,564,923
Targa Resources Corp.	319,032	18,382,624
Williams Cos., Inc. (The)	16,037	462,507

		52,676,123

Packaged Foods & Meats — 0.7%
Adecoagro S.A. (Argentina)*	1,250,239	14,465,265

Precious Metals & Minerals
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement (original cost $4,469,143; purchased 11/27/07)*^(b)(c)	523,100	—

Renewable Electricity — 0.7%
NextEra Energy Partners LP(a)	446,211	14,069,033

Semiconductor Equipment — 0.3%
Versum Materials, Inc.*	202,003	5,645,984

Silver — 0.7%
Silver Wheaton Corp. (Canada)(a)	678,322	15,011,266

Specialty Chemicals — 2.0%
Albemarle Corp.	156,567	14,504,367
Celanese Corp. Series A	184,208	15,547,155
Ecolab, Inc.	6,163	740,361
PPG Industries, Inc.	9,476	947,695
WR Grace & Co.	116,260	8,061,468

		39,801,046

Steel — 2.0%
ArcelorMittal (Luxembourg), ADR*(a)	134,228	1,045,636
Nucor Corp.	16,219	942,162
Reliance Steel & Aluminum Co.	229,402	18,271,869
Steel Dynamics, Inc.	609,734	20,615,107

		40,874,774

Trading Companies & Distributors — 1.1%
Univar, Inc.*	724,291	21,598,358

TOTAL LONG-TERM INVESTMENTS (cost $1,534,030,770)		1,976,717,514

SHORT-TERM INVESTMENTS — 12.0%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(d)	49,962,698	49,962,698
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $193,099,468; includes $192,929,002 of cash collateral for securities on loan)(d)(e)	193,098,950	193,137,570

TOTAL SHORT-TERM INVESTMENTS (cost $243,062,166)		243,100,268

TOTAL INVESTMENTS — 109.6% (cost $1,777,092,936)(f)	2,219,817,782
Liabilities in excess of other assets — (9.6)%	(195,212,070)

NET ASSETS — 100.0%	$2,024,605,712

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
Reg D	Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $190,390,928; cash collateral of $192,929,002 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $4,469,143. The aggregate value of $0, is approximately 0.0% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(e)	Represents security purchased with cash collateral received for securities on loan includes dividend reinvestment.
(f)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$1,877,225,898

Appreciation	525,941,297
Depreciation	(183,349,413)

Net Unrealized Appreciation	$342,591,884

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aluminum	$13,327,568	$333,458	$—
Coal & Consumable Fuels	14,520,375	—	—
Copper	134,418,901	993,801	—
Diversified Chemicals	33,091,563	600,057	—
Diversified Metals & Mining	66,036,169	43,098,482	—
Fertilizers & Agricultural Chemicals	34,487,645	441,589	—
Gold	128,517,263	17,797,931	—
Industrial Gases	17,193,694	—	—
Integrated Oil & Gas	71,675,690	32,947,276	—
Oil & Gas Drilling	59,608,959	—	—
Oil & Gas Equipment & Services	336,293,254	—	—
Oil & Gas Exploration & Production	660,632,167	36,230,760	—

Oil & Gas Refining & Marketing	70,329,063	—	—
Oil & Gas Storage & Transportation	52,676,123	—	—
Packaged Foods & Meats	14,465,265	—	—
Precious Metals & Minerals	—	—	—
Renewable Electricity	14,069,033	—	—
Semiconductor Equipment	5,645,984	—	—
Silver	15,011,266	—	—
Specialty Chemicals	39,801,046	—	—
Steel	40,874,774	—	—
Trading Companies & Distributors	21,598,358	—	—
Affiliated Mutual Funds	243,100,268	—	—

Total	$2,087,374,428	$132,443,354	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Country Allocation:

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

United States (including 9.5% of collateral for securities on loan)	83.2%
Canada	15.0
Netherlands	2.3
Switzerland	1.8
United Kingdom	1.8
Australia	1.6
Peru	1.5
Luxembourg	1.2
Argentina	0.7
Nigeria	0.5

109.6
Liabilities in excess of other assets	(9.6)

100.0%

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may invest its overnight sweep cash in the Prudential Core Short Bond Fund and securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Natural Resources Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 22, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date March 22, 2017

*	Print the name and title of each signing officer under his or her signature.